Accounts receivable, net (Details 2) In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY
Accounts receivable, net
2016	$ 5,701	35,442
2017	5,174	32,161
2018	4,563	28,363
2019	4,108	25,537
2020 and thereafter	23,598	146,696
Total	$ 43,144	268,199